INCOME TAXES	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The statutory rates for our domestic and our material foreign operations are as follows for the periods shown:

Country	2023	2022
United States	21%	21%
Republic of Korea	21%	21%

Our consolidated effective income tax rate reconciliation is as follows:

	Nine Months Ended December 31,
	2023	2022
Federal statutory rate	21.0%	21.0%
Permanent differences	0.8	-
Change in valuation allowance for NOL carry-forwards	(21.0)	(21.0)
Stock warrant transactions and other items	-	(2.5)
Effective income tax rate	0.8%	(2.5)%

Income taxes applicable to our foreign operations are not material in the periods presented.

NOTE 15 – INCOME TAXES

Our consolidated provision for (benefit from) income taxes is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Current:
Federal	$-	$(2,098,199)
State and local	-	100,568
Foreign	-	-
Total current	-	(1,997,631)
Deferred:
Federal	-	(1,038,359)
State and local	-	-
Foreign	-	-
Total deferred	-	(1,038,359)
Total consolidated income tax benefit	$-	$(3,035,990)

Our consolidated effective income tax rate reconciliation is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Federal statutory rate	21.0%	21.0%
State and local income taxes	-	(0.5)
Change in valuation allowance for NOL carry-forwards	(21.0)	(6.7)
Stock warrant transactions and other items	-	1.3
Effective income tax rate	-%	15.1%

Our deferred tax asset (liability) is as follows:

	As of March 31,
Deferred tax assets:	2023	2022
Share-based compensation	$928,525	$972,043
Accruals and reserves not currently deductible	2	649,113
Impairment of investments and inventory	661,050	660,904
Other	215,542	141,349
Total deferred tax assets	1,805,119	2,423,409
Less: valuation allowance	(1,805,119)	(2,342,204)
Total deferred tax assets, net	$-	$81,205

During the fiscal year ended March 31, 2023, and 2022, the Company recognized a valuation allowance of approximately $1.8 million and $2.3 million, respectively, connection with certain deferred tax assets because of significant uncertainty about the Company’s ability to generate sufficient earnings in the foreseeable future to realize such assets. During the fiscal year ended March 31, 2023, and 2022, the Company recognized, in the aggregate, $163,192 and $491,496, respectively, in deferred income tax benefits in connection with certain foreign start-up operations. In addition, during the fiscal year ended March 31, 2023, and 2022, the Company recognized a valuation allowance of $163,192 and $491,496, respectively, in connection with the associated deferred tax assets because these start-up operations do not yet have a history of profits.

The Company has adopted the comprehensive model for how an entity should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return, consistent with ASC 740. Accordingly, the Company recognizes the impact of tax positions that meet a “more likely than not” threshold, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. For the fiscal year ended March 31, 2023, and 2022, the Company had recognized a liability of $3,809 and $17,334, respectively, related to uncertain income tax positions, which is reported in other current liabilities. As of March 31, 2023, and 2022, the Company had unrecognized tax benefits of $925,786 and $921,977, respectively, that, if recognized, would impact the Company’s effective tax rate.

A reconciliation of the Company’s unrecognized tax benefits for the years indicated is as follows:

	Fiscal Year Ended March 31,
	2023	2022
Balance at beginning of fiscal year	$921,977	$904,643
Additions for tax positions related to the current year	3,809	17,334
Balance at end of fiscal year	$925,786	$921,977

The company recognizes interest and/or penalties related to uncertain tax positions in current income tax provision. For the year ended March 31, 2023, and 2022, the Company recognized interest and penalties, in the aggregate, of $0 and $121,790, respectively. Although it is not reasonably possible to estimate the amount by which unrecognized tax benefits may increase or decrease in the next twelve months due to uncertainties regarding timing and outcome of any examinations, the Company is evaluating alternatives that may impact the recognition of uncertain tax positions in the next twelve months.

The Company files consolidated federal income tax returns in the United States and files income tax returns in various state and foreign jurisdictions. As of March 31, 2023, the Company’s income tax returns for the following tax years remained subject to examination:

Tax Jurisdiction	Open Years
United States	2017 – 2022
Republic of Korea	2022
Other Countries	N/A